Restricted Equity Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted equity investments
Restricted equity investments, at cost	$ 17,886	$ 15,826
FRB Stock [Member]
Restricted equity investments
Restricted equity investments, at cost	10,783	10,536
FHLBNY stock [Member]
Restricted equity investments
Restricted equity investments, at cost	6,955	5,142
Atlantic Central Bankers Bank Stock [Member]
Restricted equity investments
Restricted equity investments, at cost	$ 148	$ 148